Right-Of-Use Assets and Lease Liabilities	12 Months Ended
Dec. 31, 2023
Right-Of-Use Assets and Lease Liabilities [Abstract]
RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

NOTE 13: RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

a.	Activity with respect to right-of-use assets:

The Company has entered into agreements to lease office spaces, which are used for the Company’s operations. Leases of office space have lease terms of between 2 and 5 years.

On June 19, 2023, the Company entered into an office space sublease agreement with a third party. The agreement terminates on May 31, 2024 and provides for a monthly lease payment of $18. As of December 31, 2023, the Company recognized a net receivable for lease payments due under the sublease agreement of $90, which is included in other receivables.

Land and Buildings
Right-of-use-assets, at cost:
Balance as of January 1, 2022	$1,083
Additions during the year:
New leases	827
Adjustments arising from translating financial statements from functional currency to presentation currency	(46)
CPI and revaluation differences	63
Balance as of December 31, 2022	$1,927

Accumulated depreciation:
Balance as of January 1, 2022	$96
Depreciation and amortization	522
Balance as of December 31, 2022	$618

Right-of-use assets as of December 31, 2022, net	$1,309

Right-of-use-assets, at cost:
Balance as of January 1, 2023	$1,927
Additions during the year:
Disposal	(656)
Lease modification	(18)
Adjustments arising from translating financial statements from functional currency to presentation currency	55
CPI and revaluation differences	30
Balance as of December 31, 2023	$1,338

Accumulated depreciation:
Balance as of January 1, 2023	$618
Depreciation and amortization	411
Disposal	(430)
Balance as of December 31, 2023	$599

Right-of-use assets as of December 31, 2023, net	$739

b.	Activity with respect to the lease liability:

Land and Buildings
Lease liability, January 1, 2022	$1,140
Changes during the year:
New leases	827
Lease payments	(578)
Interest expense	83
CPI and revaluation differences	(85)
Lease liability, December 31, 2022	$1,387

Current lease liability, December 31, 2022	$519
Non-current lease liability, December 31, 2022	$868

Lease liability, January 1, 2023	$1,387
Changes during the year:
Lease payments	(564)
Interest expense	60
Lease modification	(18)
CPI and revaluation differences	4
Lease liability, December 31, 2023	$869

Current lease liability, December 31, 2023	$390
Non-current lease liability, December 31, 2023	$479

c.	Maturity of undiscounted lease payments receivable for operating leases:

December 31,
2023

2024	$438
2025	318
2026	80
2027	80
2028	13
$929